Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	soaif1_SupplementTextBlock

SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

Class A Shares – TICKER: SOAAX

SPIRIT OF AMERICA LARGE CAP VALUE FUND

Class A Shares – TICKER: SOAVX

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

Class A Shares – TICKER: SOAMX

SPIRIT OF AMERICA INCOME FUND

Class A Shares – TICKER: SOAIX

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

Class A Shares – TICKER: SOAOX

Each a Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED OCTOBER 30, 2015 TO THE SPIRIT OF AMERICA INVESTMENT

FUND, INC. PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN

THE SUMMARY SECTION FOR THE REAL ESTATE FUND ON PAGE 1 OF THE PROSPECTUS:

Fees and Expenses of the Real Estate Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Real Estate Fund’s prospectus and in the section titled “How to Purchase Shares” of the Real Estate Fund’s Statement of Additional Information.

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN

THE SUMMARY SECTION FOR THE VALUE FUND ON PAGE 5 OF THE PROSPECTUS:

Fees and Expenses of the Value Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Value Fund’s prospectus and in the section titled “How to Purchase Shares” of the Value Fund’s Statement of Additional Information.

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN

THE SUMMARY SECTION FOR THE MUNICIPAL TAX FREE BOND FUND ON PAGE 8 OF THE PROSPECTUS:

Fees and Expenses of the Municipal Tax Free Bond Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Tax Free Bond Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Municipal Tax Free Bond Fund’s prospectus and in the section titled “How to Purchase Shares” of the Municipal Tax Free Bond Fund’s Statement of Additional Information.

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE INCOME FUND ON PAGE 12 OF THE PROSPECTUS:

Fees and Expenses of the Income Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Income Fund’s prospectus and in the section titled “How to Purchase Shares” of the Income Fund’s Statement of Additional Information.

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE OPPORTUNITY FUND ON PAGE 16 OF THE PROSPECTUS:

Fees and Expenses of the Opportunity Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Opportunity Fund’s prospectus and in the section titled “How to Purchase Shares” of the Opportunity Fund’s Statement of Additional Information.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	soaif1_SupplementTextBlock

SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

Class A Shares – TICKER: SOAAX

Each a Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED OCTOBER 30, 2015 TO THE SPIRIT OF AMERICA INVESTMENT

FUND, INC. PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN

THE SUMMARY SECTION FOR THE REAL ESTATE FUND ON PAGE 1 OF THE PROSPECTUS:

Fees and Expenses of the Real Estate Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Real Estate Fund’s prospectus and in the section titled “How to Purchase Shares” of the Real Estate Fund’s Statement of Additional Information.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Real Estate Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Real Estate Fund’s prospectus and in the section titled “How to Purchase Shares” of the Real Estate Fund’s Statement of Additional Information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
SPIRIT OF AMERICA LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	soaif1_SupplementTextBlock

SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

Class A Shares – TICKER: SOAVX

Each a Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED OCTOBER 30, 2015 TO THE SPIRIT OF AMERICA INVESTMENT

FUND, INC. PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN

THE SUMMARY SECTION FOR THE VALUE FUND ON PAGE 5 OF THE PROSPECTUS:

Fees and Expenses of the Value Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Value Fund’s prospectus and in the section titled “How to Purchase Shares” of the Value Fund’s Statement of Additional Information.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Value Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Value Fund’s prospectus and in the section titled “How to Purchase Shares” of the Value Fund’s Statement of Additional Information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Spirit of America Municipal Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	soaif1_SupplementTextBlock

SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

Class A Shares – TICKER: SOAMX

Each a Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED OCTOBER 30, 2015 TO THE SPIRIT OF AMERICA INVESTMENT

FUND, INC. PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN

THE SUMMARY SECTION FOR THE MUNICIPAL TAX FREE BOND FUND ON PAGE 8 OF THE PROSPECTUS:

Fees and Expenses of the Municipal Tax Free Bond Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Tax Free Bond Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Municipal Tax Free Bond Fund’s prospectus and in the section titled “How to Purchase Shares” of the Municipal Tax Free Bond Fund’s Statement of Additional Information.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Municipal Tax Free Bond Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Tax Free Bond Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Municipal Tax Free Bond Fund’s prospectus and in the section titled “How to Purchase Shares” of the Municipal Tax Free Bond Fund’s Statement of Additional Information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Spirit of America Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	soaif1_SupplementTextBlock

SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA INCOME FUND

Class A Shares – TICKER: SOAIX

Each a Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED OCTOBER 30, 2015 TO THE SPIRIT OF AMERICA INVESTMENT

FUND, INC. PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE INCOME FUND ON PAGE 12 OF THE PROSPECTUS:

Fees and Expenses of the Income Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Income Fund’s prospectus and in the section titled “How to Purchase Shares” of the Income Fund’s Statement of Additional Information.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Income Fund’s prospectus and in the section titled “How to Purchase Shares” of the Income Fund’s Statement of Additional Information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Spirit of America Income and Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	soaif1_SupplementTextBlock

SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA INCOME & OPPORTUNITY FUND

Class A Shares – TICKER: SOAOX

Each a Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED OCTOBER 30, 2015 TO THE SPIRIT OF AMERICA INVESTMENT

FUND, INC. PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

(CLASS A SHARES)

EFFECTIVE AS OF NOVEMBER 2, 2015, PLEASE REPLACE THE FOLLOWING LANGUAGE IN THE SUMMARY SECTION FOR THE OPPORTUNITY FUND ON PAGE 16 OF THE PROSPECTUS:

Fees and Expenses of the Opportunity Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Opportunity Fund’s prospectus and in the section titled “How to Purchase Shares” of the Opportunity Fund’s Statement of Additional Information.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Opportunity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Opportunity Fund’s prospectus and in the section titled “How to Purchase Shares” of the Opportunity Fund’s Statement of Additional Information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000